Income Taxes (Details) - Schedule of Major Components of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Inventory obsolescence	$ 341,000	$ 93,000
Sales return reserve	104,000
Business interest limitation	3,134,000	1,707,000
Lease liabilities	492,000	650,000
Other	123,000	75,000
Loss carryforward	1,845,000	285,000
Valuation allowance	(4,736,000)
Total deferred tax assets	1,303,000	2,810,000
Deferred tax liabilities
Fixed assets	(391,000)	(418,000)
Right-of-use assets	(468,000)	(628,000)
Intangibles	(1,144,000)	(2,363,000)
Other	(58,000)
Total deferred tax liabilities	(2,061,000)	(3,409,000)
Total net deferred income tax liabilities	$ (758,000)	$ (599,000)